Share Capital, Share Premium And Other Capital Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary Of Share Capital
Each class A share confers the right to appoint and remove two directors so long as such class A shareholder holds at least 15% of voting power of the ordinary shares or one director so long as such class A shareholder holds less than 15% but at least 7.5% of voting power of the ordinary shares and each ordinary share has the right to one vote at a meeting of shareholders.

	Authorised		Issued and fully paid
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Ordinary shares of USD 0.001 each	559,999,998	147,525,950	203,729,958	137,472,875
Preference shares of USD 0.001 each	—	9,974,050	—	134,575
Class A shares of USD 0.001 each	2	—	2	—

	560,000,000	157,500,000	203,729,960	137,607,450

Summary Of Share Capital And Share Premium

	Quantity
	Ordinary shares	Preference shares	Share capital	Share premium
At January 1, 2019	98,780,600	91,675	4	15,484
Issue of shares from a conversion of loans	38,692,275	—	2	16,558
Issue of shares upon exercise of share-based awards	—	42,900	—	15
Transaction costs	—	—	—	(4)
At December 31, 2019	137,472,875	134,575	6	32,053
Issue of shares in the IPO	37,950,000	—	3	85,899
Issue of shares in the private placement	4,500,000	—	—	10,186
Issue of shares from a conversion of loans	23,484,183	—	2	11,088
Issue of shares upon exercise of share-based awards	—	188,325	—	33
Conversion of preference shares	322,900	(322,900)	—	—
Issue of Class A shares	2	—	—	—
Transaction costs	—	—	—	(5,820)

At December 31, 2020	203,729,960	—	11	133,439